Risk Management - Disclosure of capital resources (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital resources [abstract]
Total equity excluding non-controlling interests per the balance sheet	£ 71,821	£ 71,204
Less: other equity instruments (recognised as AT1 capital)	(12,075)	(13,259)
Adjustment to retained earnings for foreseeable ordinary share dividends	(786)	(795)
Adjustment to retained earnings for foreseeable other equity coupons	(35)	(43)
Goodwill and intangible assets	(8,275)	(7,794)
Fair value reserves related to gains or losses on cash flow hedges	(2,930)	(3,707)	£ (7,235)
Defined benefit pension fund assets	(3,263)	(3,667)
Total regulatory capital	123,298	115,308
Total risk weighted assets (RWAs)	358,127	342,717
T1 capital
Capital resources [abstract]
Total regulatory capital	60,634	60,507
Other regulatory adjustments and deductions
Capital resources [abstract]
Additional value adjustments (PVA)	(2,051)	(1,901)
Goodwill and intangible assets	(8,272)	(7,790)
Deferred tax assets that rely on future profitability excluding temporary differences	(1,451)	(1,630)
Fair value reserves related to gains or losses on cash flow hedges	2,930	3,707
Excess of expected losses over impairment	(403)	(296)
Gains or losses on liabilities at fair value resulting from own credit	981	136
Defined benefit pension fund assets	(2,367)	(2,654)
Direct and indirect holdings by an institution of own CET1 instruments	(1)	(20)
Adjustment under IFRS 9 transitional arrangements	138	288
Other regulatory adjustments and deductions	129	357
Total regulatory capital	48,558	47,304
AT1 capital
Capital resources [abstract]
Total equity excluding non-controlling interests per the balance sheet	12,108	13,263
Other regulatory adjustments and deductions	(32)	(60)
Total regulatory capital	12,076	13,203
T2 capital
Capital resources [abstract]
Total equity excluding non-controlling interests per the balance sheet	9,150	7,966
Qualifying T2 capital (including minority interests) issued by subsidiaries	367	569
Other regulatory adjustments and deductions	(33)	(160)
Total regulatory capital	70,118	68,882
Less : Ineligible T2 capital (including minority interests) issued by subsidiaries
Capital resources [abstract]
Total regulatory capital	(367)	(569)
Eligible liabilities
Capital resources [abstract]
Total regulatory capital	£ 53,547	£ 46,995